Annual Total Returns (Bar Chart) - American Growth-Income Trust (American Growth-Income Trust, Series II, American Growth-Income Trust)	12 Months Ended
May 01, 2011
American Growth-Income Trust | Series II, American Growth-Income Trust
Bar Chart Table:
2001	2.05%
2002	(18.75%)
2003	31.75%
2004	9.83%
2005	5.29%
2006	14.62%
2007	4.48%
2008	(38.17%)
2009	30.67%
2010	10.91%